INVESTMENTS (AVAILABLE FOR SALE SECURITIES) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	$ 30,743	$ 30,227
Gross Unrealized Gains	3,216	2,470
Gross Unrealized Losses	328	686
Fair Value	33,631	32,011
OTTI in AOCI	18	28
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Subtotal, Fair Value	33,607	31,992
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales	139	340	840
Gross gains on sales	13	6	28
Gross losses on sales	(12)	(9)	(16)
Total other-than-temporary impairment losses	(96)	(36)	(300)
Non-credit losses recognized in OCI	(2)	(4)	(18)
Net impairment losses recognized	(94)	(32)	(282)
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	20,854	21,444
Gross Unrealized Gains	2,364	1,840
Gross Unrealized Losses	20	147
Fair Value	23,198	23,137
OTTI in AOCI	0	0
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	4,664	3,598
Gross Unrealized Gains	517	350
Gross Unrealized Losses	1	0
Fair Value	5,180	3,948
OTTI in AOCI	0	0
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	445	478
Gross Unrealized Gains	85	64
Gross Unrealized Losses	0	2
Fair Value	530	540
OTTI in AOCI	0	0
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	454	461
Gross Unrealized Gains	76	65
Gross Unrealized Losses	0	1
Fair Value	530	525
OTTI in AOCI	0	0
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	1,175	1,306
Gross Unrealized Gains	16	7
Gross Unrealized Losses	291	411
Fair Value	900	902
OTTI in AOCI	13	22
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Amortized Cost Basis, without Single Maturity Date	1,175
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Fair Value, without Single Maturity Date	900
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	1,864	1,556
Gross Unrealized Gains	85	90
Gross Unrealized Losses	0	0
Fair Value	1,949	1,646
OTTI in AOCI	0	0
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Amortized Cost Basis, without Single Maturity Date	1,864
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Fair Value, without Single Maturity Date	1,949
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	175	260
Gross Unrealized Gains	12	15
Gross Unrealized Losses	5	11
Fair Value	182	264
OTTI in AOCI	5	6
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Amortized Cost Basis, without Single Maturity Date	175
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Fair Value, without Single Maturity Date	182
Redeemable Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	1,089	1,106
Gross Unrealized Gains	60	38
Gross Unrealized Losses	11	114
Fair Value	1,138	1,030
OTTI in AOCI	0	0
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	30,720	30,209
Gross Unrealized Gains	3,215	2,469
Gross Unrealized Losses	328	686
Fair Value	33,607	31,992
OTTI in AOCI	18	28
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Due in one year or less, Amortized Cost	3,018
Due in years two through five, Amortized Cost	5,801
Due in years six through ten, Amortized Cost	9,877
Due after ten years, Amortized Cost	7,721
Subtotal, Amortized Cost Basis	26,417
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Due in one year or less, Fair Value	3,088
Due in years two through five, Fair Value	6,333
Due in years six through ten, Fair Value	11,140
Due after ten years, Fair Value	8,877
Subtotal, Fair Value	29,438
Available For Sale Securities, Debt Maturities, Fair Value	32,469
Fixed Maturities - Credit Loss Impairments
Balance beginning of period	332	329
Previously recognized impairments on securities that matured, paid, prepaid or sold	54	29
Impairments recognized this period on securities not previously impaired	62	27
Additional impairments this period on securities previously impaired	32	5
Balances at December 31,	372	332
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	23	18
Gross Unrealized Gains	1	1
Gross Unrealized Losses	0	0
Fair Value	24	19
OTTI in AOCI	0	0
Trading Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	194	172
Gross Unrealized Gains	12	4
Gross Unrealized Losses	4	4
Fair Value	$ 202	$ 172